Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance for Loan Losses [Abstract]
Allowance for loan losses
Changes in the allowance for loan losses for the years ended December 31 are as follows:

	2014	2013	2012

Balance, Beginning of Year	$11,805,986	$12,736,921	$15,649,594

Provision for Loan Losses	1,308,000	4,485,000	6,784,767
Loans Charged Off	(5,104,491)	(6,227,716)	(10,454,175)
Recoveries of Loans Previously Charged Off	792,821	811,781	756,735

Balance, End of Year	$8,802,316	$11,805,986	$12,736,921

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2014	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$1,017,073	$(624,944)	$76,002	$29,430	$497,561
Agricultural	293,886	-	2,700	7,586	304,172

Real Estate
Commercial Construction	1,782,179	(1,543,099)	485,005	498,610	1,222,695
Residential Construction	138,092	-	-	-	138,092
Commercial	4,379,276	(1,326,825)	90,042	522,284	3,664,777
Residential	3,278,269	(1,033,966)	31,127	149,897	2,425,327
Farmland	311,494	(233,580)	20,000	5,886	103,800

Consumer and Other
Consumer	243,253	(342,077)	72,477	93,261	66,914
Other	362,464	-	15,468	1,046	378,978

	$11,805,986	$(5,104,491)	$792,821	$1,308,000	$8,802,316

2013

Commercial and Agricultural
Commercial	$981,021	$(120,690)	$55,829	$100,913	$1,017,073
Agricultural	296,175	(34,502)	6,200	26,013	293,886

Real Estate
Commercial Construction	1,890,200	(2,071,162)	253,459	1,709,682	1,782,179
Residential Construction	138,092	-	-	-	138,092
Commercial	5,162,839	(2,872,408)	297,984	1,790,861	4,379,276
Residential	3,405,947	(706,242)	64,583	513,981	3,278,269
Farmland	290,526	(20,977)	21,762	20,183	311,494

Consumer and Other
Consumer	227,774	(397,822)	93,520	319,781	243,253
Other	344,347	(3,913)	18,444	3,586	362,464

	$12,736,921	$(6,227,716)	$811,781	$4,485,000	$11,805,986

2012	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$1,070,560	$(653,389)	$139,802	$424,048	$981,021
Agricultural	297,168	(3,028)	-	2,035	296,175

Real Estate
Commercial Construction	3,122,594	(4,106,124)	209,352	2,664,378	1,890,200
Residential Construction	138,092	-	-	-	138,092
Commercial	6,448,064	(4,325,642)	232,880	2,807,537	5,162,839
Residential	3,695,357	(960,620)	47,690	623,520	3,405,947
Farmland	364,663	(224,725)	4,716	145,872	290,526

Consumer and Other
Consumer	205,154	(169,249)	81,956	109,913	227,774
Other	307,942	(11,398)	40,339	7,464	344,347

	$15,649,594	$(10,454,175)	$756,735	$6,784,767	$12,736,921

Allowance for loan losses, segregated by impairment methodology
At December 31, 2014, impaired loans totaling $3,885,411 were below the $250,000 review threshold and were not individually reviewed for impairment.  Those loans were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.  Likewise, at December 31, 2013 and 2012, impaired loans totaling $2,821,199 and $1,026,624, respectively, were below the $250,000 and $50,000 review threshold and were subject to the bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balance			Ending Loan Balance
2014	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$96,580	$400,981	$497,561	$96,580	$50,863,685	$50,960,265
Agricultural	-	304,172	304,172	-	16,689,444	16,689,444

Real Estate
Commercial Construction	53,947	1,168,748	1,222,695	3,384,377	47,874,593	51,258,970
Residential Construction	-	138,092	138,092	-	11,220,683	11,220,683
Commercial	456,941	3,207,836	3,664,777	21,693,061	310,537,786	332,230,847
Residential	414,684	2,010,643	2,425,327	7,559,965	196,192,655	203,752,620
Farmland	28,962	74,838	103,800	1,700,793	48,250,191	49,950,984

Consumer and Other
Consumer	-	66,914	66,914	-	22,820,314	22,820,314
Other	-	378,978	378,978	-	7,209,682	7,209,682

Total End of Year Balance	$1,051,114	$7,751,202	$8,802,316	$34,434,776	$711,659,033	$746,093,809

	Ending Allowance Balance			Ending Loan Balance
2013	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$433,714	$583,359	$1,017,073	$1,542,058	$46,565,390	$48,107,448
Agricultural	-	293,886	293,886	-	10,665,938	10,665,938

Real Estate
Commercial Construction	830,546	951,633	1,782,179	7,971,298	44,767,485	52,738,783
Residential Construction	-	138,092	138,092	-	6,549,260	6,549,260
Commercial	423,685	3,955,591	4,379,276	24,757,942	317,025,596	341,783,538
Residential	526,005	2,752,264	3,278,269	6,545,490	199,712,437	206,257,927
Farmland	85,500	225,994	311,494	1,617,206	45,417,220	47,034,426

Consumer and Other
Consumer	-	243,253	243,253	-	25,675,560	25,675,560
Other	-	362,464	362,464	9,146	12,396,436	12,405,582

Total End of Year Balance	$2,299,450	$9,506,536	$11,805,986	$42,443,140	$708,775,322	$751,218,462

2012

Commercial and Agricultural
Commercial	$462,555	$518,466	$981,021	$2,512,133	$53,172,359	$55,684,492
Agricultural	-	296,175	296,175	-	6,210,953	6,210,953

Real Estate
Commercial Construction	1,732,534	157,666	1,890,200	13,892,135	39,915,921	53,808,056
Residential Construction	-	138,092	138,092	-	5,852,238	5,852,238
Commercial	1,236,526	3,926,313	5,162,839	28,205,405	306,180,772	334,386,177
Residential	840,492	2,565,455	3,405,947	8,022,249	195,822,273	203,844,522
Farmland	-	290,526	290,526	2,393,775	46,663,086	49,056,861

Consumer and Other
Consumer	-	227,774	227,774	28,007	29,749,769	29,777,776
Other	-	344,347	344,347	17,491	8,411,445	8,428,936

Total End of Year Balance	$4,272,107	$8,464,814	$12,736,921	$55,071,195	$691,978,816	$747,050,011